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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment [_]; Amendment Number:
   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:Endeavour Capital Advisors, Inc. (1)

Address:289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number: 28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:

Name: Glenn M. Hofsess

Title: Chief Financial Officer

Phone: 203-618-0101

Signature, Place, and Date of Signing:

 /s/ Glenn M. Hofsess           Greenwich, CT                  2/10/12
_______________________    ________________________    _______________________
        (Name)                  (City, State)                  (Date)

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     54 items

Form 13F Information Table Value Total:     $397,751 (thousands)

Listof Other Included Managers: Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

          ITEM 1                  ITEM 2      ITEM 3     ITEM 4    ITEM 5            ITEM 6    ITEM 7   ITEM 8
                                                         TOTAL                                          VOTING    VOTING
                                                          FMV      TOTAL           INVESTMENT  OTHER   AUTHORITY AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS  CUSIP    (X $1,000)  SHARES   SH/PRN DISCRETION MANAGERS   SOLE      NONE
1ST UNITED BANCORP INC FLA         COM       33740N105    2,059     370,902   SH      SOLE      NONE     370,902         0
ALLIED WRLD ASSUR COM HLDG A       SHS       H01531104    1,735      27,572   SH      SOLE      NONE      18,514     9,058
ALLSTATE CORP                      COM       020002101   10,886     397,171   SH      SOLE      NONE      79,071   318,100
AMERICAN RIVER BANKSHARES          COM       029326105    2,906     638,770   SH      SOLE      NONE     638,770         0
AMERIPRISE FINL INC                COM       03076C106    4,562      91,900   SH      SOLE      NONE           0    91,900
AON CORP                           COM       037389103    6,067     129,640   SH      SOLE      NONE           0   129,640
AXIS CAPITAL HOLDINGS              SHS       G0692U109      668      20,909   SH      SOLE      NONE      20,909         0
BANK OF AMERICA CORPORATION        COM       060505104    2,791     501,948   SH      SOLE      NONE           0   501,948
BB&T CORP                          COM       054937107    8,784     349,000   SH      SOLE      NONE     109,500   239,500
BRIDGE CAP HLDGS                   COM       108030107    1,592     153,049   SH      SOLE      NONE     153,049         0
BROWN & BROWN INC                  COM       115236101    7,149     315,909   SH      SOLE      NONE           0   315,909
CHARTER FINL CORP WEST PT GA       COM       16122M100    2,738     295,700   SH      SOLE      NONE     295,700         0
CITIGROUP INC                    COM NEW     172967424    9,388     356,810   SH      SOLE      NONE           0   356,810
CITIZENS SOUTH BKG CP DEL          COM       176682102    1,463     418,110   SH      SOLE      NONE     418,110         0
COMERICA INC                       COM       200340107   19,504     755,964   SH      SOLE      NONE     214,864   541,100
EVEREST RE GROUP LTD               COM       G3223R108      732       8,700   SH      SOLE      NONE       8,700         0
FIFTH THIRD BANCORP                COM       316773100   28,560   2,245,263   SH      SOLE      NONE     658,138 1,587,125
FIRST MIDWEST BANCORP DEL          COM       320867104   16,628   1,641,437   SH      SOLE      NONE   1,005,420   636,017
FLUSHING FINL CORP                 COM       343873105    4,834     382,759   SH      SOLE      NONE     382,759         0
FRANKLIN RES INC                   COM       354613101    3,737      38,900   SH      SOLE      NONE           0    38,900
GALLAGHER ARTHUR J & CO            COM       363576109    6,452     192,951   SH      SOLE      NONE      21,951   171,000
GOLDMAN SACHS GROUP INC            COM       38141G104    2,035      22,500   SH      SOLE      NONE           0    22,500
HERITAGE FINL CORP WASH            COM       42722X106    7,859     625,746   SH      SOLE      NONE     625,746         0
HERITAGE FINL GROUP INC            COM       42726X102    2,950     250,000   SH      SOLE      NONE     250,000         0
HERITAGE OAKS BANCORP              COM       42724R107    1,719     485,561   SH      SOLE      NONE     485,561         0
HUNTINGTON BANCSHARES INC          COM       446150104   12,464   2,270,239   SH      SOLE      NONE     518,439 1,751,800
INVESTORS BANCORP INC              COM       46146P102    5,830     432,500   SH      SOLE      NONE     432,500         0
JPMORGAN CHASE & CO                COM       46625H100   20,710     622,857   SH      SOLE      NONE           0   622,857

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
KEYCORP NEW                     COM   493267108  12,931  1,681,537 SH  SOLE NONE    875,737    805,800
MB FINANCIAL INC NEW            COM   55264U108  15,557    909,740 SH  SOLE NONE    425,835    483,905
METLIFE INC                     COM   59156R108   5,355    171,735 SH  SOLE NONE          0    171,735
MIDSOUTH BANCORP INC            COM   598039105   4,149    318,911 SH  SOLE NONE    318,911          0
MORGAN STANLEY                COM NEW 617446448   6,179    408,365 SH  SOLE NONE          0    408,365
NEW YORK CMNTY BANCORP INC      COM   649445103   7,393    597,630 SH  SOLE NONE    597,630          0
OCEANFIRST FINL CORP            COM   675234108   1,750    133,876 SH  SOLE NONE    133,876          0
OLD LINE BANCSHARES INC         COM   67984M100   2,258    278,788 SH  SOLE NONE    278,788          0
PARTNERRE LTD                   COM   G6852T105   3,827     59,600 SH  SOLE NONE     16,798     42,802
PLATINUM UNDERWRITER HLDGS L    COM   G7127P100   3,378     99,033 SH  SOLE NONE     46,471     52,562
PNC FINANCIAL SVCS GROUP INC    COM   693475105  28,646    496,724 SH  SOLE NONE     76,862    419,862
PRICE T ROWE GROUP INC          COM   74144T108   8,867    155,700 SH  SOLE NONE          0    155,700
PRUDENTIAL FINL INC             COM   744320102   2,391     47,700 SH  SOLE NONE          0     47,700
SOUTHWEST BANCORP INC OKLA      COM   844767103   2,926    491,000 SH  SOLE NONE    491,000          0
STERLING BANCORP                COM   859158107   8,022    928,495 SH  SOLE NONE    928,495          0
STERLING FINL CORP WA         COM NEW 859319303   4,576    274,007 SH  SOLE NONE    274,007          0
SUSQUEHANNA BANCSHARES INC P    COM   869099101     720     85,974 SH  SOLE NONE     85,974          0
TOWERS WATSON & CO             CL A   891894107   1,972     32,900 SH  SOLE NONE          0     32,900
TRAVELERS COMPANIES INC         COM   89417E109   5,515     93,204 SH  SOLE NONE     19,504     73,700
US BANCORP DEL                COM NEW 902973304  17,014    629,000 SH  SOLE NONE          0    629,000
VIEWPOINT FINL GROUP INC MD     COM   92672A101   4,525    347,800 SH  SOLE NONE    347,800          0
WASHINGTON FED INC              COM   938824109   2,260    161,560 SH  SOLE NONE    161,560          0
WELLS FARGO & CO NEW            COM   949746101  27,108    983,591 SH  SOLE NONE    170,094    813,497
WEST COAST BANCORP ORE NEW    COM NEW 952145209   8,299    532,012 SH  SOLE NONE    532,012          0
XL GROUP PLC                    SHS   G98290102   6,835    345,730 SH  SOLE NONE     79,030    266,700
ZIONS BANCORPORATION            COM   989701107   8,497    521,900 SH  SOLE NONE    201,200    320,700
                                                397,751 24,829,279               12,770,187 12,059,092